SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Narrative) (Details)	1 Months Ended	12 Months Ended
	May 22, 2015	Dec. 31, 2015 USD ($) $ / W	Dec. 31, 2014 USD ($) $ / W	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 $ / W
Summary Of Accounting Policies [Line Items]
Amortization period		3 years
Advertising costs		$ 563,817	$ 783,942	$ 938,330
Shipping and handling costs		7,585,568	4,781,150	4,890,611
Increase (decrease) in warranty expense		1,080,000
Cash and cash equivalents and restricted cash		64,253,495	164,193,726
Government grants		1,111,823	948,641	1,921,965
Research and development expenses offset		210,000	200,000
Operating loss		$ (40,532,840)	(30,963,339)	(37,237,256)
Product warranty period issued		25 years
Government grants, non-current		$ 950,000	4,700,000
Interest costs capitalized		$ 2,638,888	$ 4,425,863	3,816,232
Cost of warranties determined by percentage of sales		1.00%
Increase (decrease) in accrual rate		0.10%
Average product selling price | $ / W		0.53	0.63			0.59
Cash and cash equivalents		$ 28,420,237	$ 42,078,988	54,295,577	$ 183,312,417
Project assets impairment		0	1,608,505	0
Restricted cash		76,101,057	179,395,642
Cash flows from operating activities		12,111,127	(62,502,409)	(103,145,212)
Short-term bank borrowings		271,760,735	356,793,246
Short-term bank loan renewed		82,200,000
Current portion of long-term debt		185,365,999	20,412,210
Assets and liabilities, net		376,500,000
Research and Development Expense		3,076,900	3,169,975	$ 6,022,357
Other Revenue, Net		11,300,000
Certain Customer [Member]
Summary Of Accounting Policies [Line Items]
Allowance for Doubtful Accounts Receivable		$ 11,400,000	$ 12,200,000
Certain Customer [Member] | Credit Risk [Member]
Summary Of Accounting Policies [Line Items]
Accounts Receivable, Net					$ 23,600,000
Group Renewed Bank Borrowings [Member]
Summary Of Accounting Policies [Line Items]
Debt Instrument Outstanding Percentage	16.01%	83.99%
Loans Payable to Bank		$ 357,530,000
Minimum [Member]
Summary Of Accounting Policies [Line Items]
Exchange of goods period		30 days
Maximum [Member]
Summary Of Accounting Policies [Line Items]
Exchange of goods period		45 days
Land Use Rights [Member]
Summary Of Accounting Policies [Line Items]
Amortization period		50 years